United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/19

Date of Reporting Period: Quarter ended 01/31/19

Item 1.	Schedule of Investments

Federated Intermediate Corporate Bond Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.3%
		Basic Industry - Chemicals—0.3%
$350,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$351,764
		Basic Industry - Metals & Mining—2.5%
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	236,137
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	816,974
440,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	443,897
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,013,677
600,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 4/15/2020	618,800
		TOTAL	3,129,485
		Basic Industry - Paper—0.8%
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	771,068
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	218,540
		TOTAL	989,608
		Capital Goods - Aerospace & Defense—2.6%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	293,248
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 2.850%, 12/15/2020	267,982
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	279,228
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	447,957
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	394,707
300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	301,341
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	294,936
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	291,933
950,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.351% (3-month USLIBOR +1.735%), 2/15/2042	704,928
		TOTAL	3,276,260
		Capital Goods - Building Materials—1.1%
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	754,080
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	277,145
228,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	241,364
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	84,063
		TOTAL	1,356,652
		Capital Goods - Construction Machinery—0.6%
500,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	504,400
300,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	278,486
		TOTAL	782,886
		Capital Goods - Diversified Manufacturing—1.8%
250,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	243,199
287,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	293,582
600,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	577,846
350,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	340,829
277,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.000%, 12/15/2020	276,368
545,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	536,467
		TOTAL	2,268,291
		Capital Goods - Packaging—0.2%
300,000		WestRock Co., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2025	294,928
		Communications - Cable & Satellite—2.1%
260,000		CCO Safari II LLC, 3.579%, 7/23/2020	260,759
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$190,000	CCO Safari II LLC, 4.464%, 7/23/2022	$193,953
600,000	CCO Safari II LLC, 4.908%, 7/23/2025	617,989
350,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	337,486
490,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 3/1/2023	483,459
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	777,513
	TOTAL	2,671,159
	Communications - Media & Entertainment—1.4%
30,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 4.000%, 10/1/2023	31,081
565,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	577,335
750,000	CBS Corp., 3.700%, 8/15/2024	738,995
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	238,336
200,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	209,151
	TOTAL	1,794,898
	Communications - Telecom Wireless—0.2%
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	291,712
	Communications - Telecom Wirelines—2.7%
300,000	AT&T, Inc., Sr. Unsecd. Note, 2.450%, 6/30/2020	298,198
550,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	557,280
370,000	AT&T, Inc., Sr. Unsecd. Note, 5.000%, 3/1/2021	383,708
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	198,079
660,000	CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 9/15/2019	668,250
485,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	506,741
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	258,879
580,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	631,615
	TOTAL	3,502,750
	Consumer Cyclical - Automotive—2.5%
300,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.000%, 2/14/2020	297,396
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	485,487
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	223,983
375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	365,027
700,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	672,005
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 1/15/2025	238,085
440,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.600%, 3/19/2020	435,409
250,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	253,183
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	202,525
	TOTAL	3,173,100
	Consumer Cyclical - Leisure—0.9%
1,053,892	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	1,089,751
	Consumer Cyclical - Retailers—2.1%
201,244	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	207,540
330,000	CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	332,831
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	699,503
550,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	544,474
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	461,458
375,000	WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	384,654
	TOTAL	2,630,460
	Consumer Cyclical - Services—2.5%
500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	478,053
750,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	740,375
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
$170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	$168,750
500,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	497,139
500,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	519,363
230,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	229,299
250,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	250,865
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	281,965
	TOTAL	3,165,809
	Consumer Non-Cyclical - Food/Beverage—7.6%
600,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 144A, 3.650%, 2/1/2026	590,499
500,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/2021	498,186
500,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2023	499,354
750,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	765,638
515,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	533,202
750,000	Danone SA, Sr. Unsecd. Note, 144A, 2.077%, 11/2/2021	725,685
340,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	319,272
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	357,832
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	494,731
750,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	768,498
600,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	586,189
500,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.057%, 5/25/2023	505,592
360,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.417%, 5/25/2025	366,428
750,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	731,771
500,000	PepsiCo, Inc., 2.750%, 4/30/2025	492,258
140,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	132,966
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	696,636
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	54,882
350,000	Tyson Foods, Inc., 3.950%, 8/15/2024	353,487
160,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	162,395
	TOTAL	9,635,501
	Consumer Non-Cyclical - Health Care—1.2%
430,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	426,718
560,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	567,158
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	249,499
280,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	277,640
	TOTAL	1,521,015
	Consumer Non-Cyclical - Pharmaceuticals—4.9%
210,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	212,896
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	520,183
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 3/15/2045	64,897
605,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	588,518
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	349,895
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	199,458
500,000	Bayer US Finance LLC, Unsecd. Note, 144A, 2.375%, 10/8/2019	496,616
1,260,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,295,511
250,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	249,628
340,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	342,121
200,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	201,962
350,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.500%, 9/1/2023	339,712
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	851,212
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$600,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	$499,088
	TOTAL	6,211,697
	Consumer Non-Cyclical - Products—0.6%
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	728,509
	Consumer Non-Cyclical - Supermarkets—0.6%
300,000	Kroger Co., Sr. Unsecd. Note, 2.600%, 2/1/2021	296,271
500,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	451,739
	TOTAL	748,010
	Consumer Non-Cyclical - Tobacco—0.6%
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.297%, 8/14/2020	493,661
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	279,898
	TOTAL	773,559
	Energy - Independent—1.7%
500,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	483,860
188,000	Apache Corp., Sr. Unsecd. Note, 3.250%, 4/15/2022	186,311
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	447,648
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	483,557
525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	516,564
	TOTAL	2,117,940
	Energy - Integrated—2.1%
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 2.315%, 2/13/2020	497,438
300,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.062%, 3/17/2022	299,686
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.535%, 11/4/2024	512,225
700,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	708,164
320,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	314,432
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	390,832
	TOTAL	2,722,777
	Energy - Midstream—4.5%
250,000	Andeavor Logistics LP, Sr. Unsecd. Note, 3.500%, 12/1/2022	247,709
400,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 3.300%, 6/1/2020	400,014
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	668,041
190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	191,658
500,000	Enterprise Products Operating LLC, 3.900%, 2/15/2024	511,008
600,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	606,473
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	347,312
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	386,972
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	336,327
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	384,897
705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	682,906
300,000	Williams Partners LP, Sr. Unsecd. Note, 3.750%, 6/15/2027	292,446
250,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	250,417
450,000	Williams Partners LP, Sr. Unsecd. Note, 5.250%, 3/15/2020	460,677
	TOTAL	5,766,857
	Energy - Oil Field Services—0.7%
100,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	99,000
500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2023	452,500
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.000%, 12/21/2020	298,663
55,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 4/15/2042	31,350
	TOTAL	881,513
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—19.6%
$715,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	$726,386
245,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	242,393
1,375,000		Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	1,358,286
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	479,022
490,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	488,685
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	197,612
400,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	400,979
500,000		Citigroup, Inc., 4.125%, 7/25/2028	496,431
250,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	245,765
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	497,406
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	287,519
610,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	634,605
1,230,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	1,241,066
635,000		Comerica, Inc., 3.800%, 7/22/2026	624,538
500,000		Compass Bank, Birmingham, Sr. Unsecd. Note, 3.500%, 6/11/2021	499,826
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	243,450
230,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	231,453
690,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	673,651
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 12/27/2020	745,279
800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	774,416
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	247,997
250,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	252,578
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.350%, 3/5/2020	496,968
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	500,710
250,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.300%, 1/14/2022	243,522
407,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	434,204
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	249,464
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.250%, 10/15/2020	510,335
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	999,040
1,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,522,442
240,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	232,203
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	362,390
665,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.378% (3-month USLIBOR +0.640%), 12/1/2021	657,121
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	344,733
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	1,513,985
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	529,167
500,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	489,851
743,442	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	261,706
740,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	740,264
140,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	141,279
750,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	755,053
220,000		SunTrust Bank, Inc., Sub. Note, 3.300%, 5/15/2026	212,149
400,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.450%, 11/16/2021	404,785
250,000		US Bancorp, Sub. Note, Series MTN, 3.600%, 9/11/2024	254,329
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.550%, 12/7/2020	248,197
750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	742,241
500,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.600%, 1/15/2021	496,221
		TOTAL	24,931,702
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—2.6%
$400,000	Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	$405,110
900,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,181,772
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	216,488
250,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	244,179
165,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	172,418
400,000	Stifel Financial Corp., 4.250%, 7/18/2024	406,332
150,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	149,895
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	489,207
	TOTAL	3,265,401
	Financial Institution - Finance Companies—1.4%
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	500,958
894,000	GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	872,846
500,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	447,753
	TOTAL	1,821,557
	Financial Institution - Insurance - Health—0.8%
200,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	202,863
450,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 4.375%, 10/15/2028	462,954
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	419,854
	TOTAL	1,085,671
	Financial Institution - Insurance - Life—2.0%
500,000	American International Group, Inc., Sr. Unsecd. Note, 6.400%, 12/15/2020	530,740
240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	245,504
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	223,213
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	420,568
500,000	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.000%, 4/9/2020	496,267
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	399,867
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	272,675
	TOTAL	2,588,834
	Financial Institution - Insurance - P&C—1.6%
200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2021	198,474
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	236,174
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	246,377
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	302,305
220,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	229,452
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	274,515
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	609,196
	TOTAL	2,096,493
	Financial Institution - REIT - Apartment—0.9%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	386,652
500,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	495,422
270,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	278,325
	TOTAL	1,160,399
	Financial Institution - REIT - Healthcare—0.7%
600,000	Healthcare Trust of America, 3.700%, 4/15/2023	596,760
310,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	299,205
	TOTAL	895,965
	Financial Institution - REIT - Office—0.7%
250,000	Alexandria Real Estate Equities, Inc., 2.750%, 1/15/2020	249,122
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$600,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	$606,313
	TOTAL	855,435
	Financial Institution - REIT - Other—0.6%
215,000	Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	218,730
500,000	Liberty Property LP, Sr. Unsecd. Note, 4.750%, 10/1/2020	509,731
	TOTAL	728,461
	Financial Institution - REIT - Retail—1.1%
646,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.200%, 5/1/2021	643,013
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	98,906
450,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	450,409
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	248,973
	TOTAL	1,441,301
	Sovereign—1.3%
825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	858,866
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	804,496
	TOTAL	1,663,362
	Technology—7.4%
545,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	550,008
750,000	Apple, Inc., Sr. Unsecd. Note, 3.250%, 2/23/2026	753,516
250,000	Apple, Inc., Unsecd. Note, 2.150%, 2/9/2022	246,295
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	348,923
230,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	224,123
280,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	258,504
500,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.200%, 2/28/2021	495,266
750,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	784,935
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	397,426
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	45,316
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	299,899
940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	921,505
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	517,590
500,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	512,550
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	525,303
350,000	Molex Electronics Technologies LLC, Sr. Unsecd. Note, 144A, 2.878%, 4/15/2020	348,034
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	199,584
750,000	Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	734,482
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	302,519
345,000	Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	346,191
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	255,663
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	357,200
	TOTAL	9,424,832
	Transportation - Railroads—0.3%
38,169	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	39,899
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	294,346
	TOTAL	334,245
	Transportation - Services—0.4%
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	504,558
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—4.2%
$310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	$312,064
420,000	Ameren Corp., Sr. Unsecd. Note, 2.700%, 11/15/2020	416,321
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	392,470
250,000	Duke Energy Corp., Sr. Unsecd. Note, 2.400%, 8/15/2022	241,883
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	479,750
500,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	476,668
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	176,472
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	452,342
280,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 2.100%, 10/4/2021	269,901
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	223,808
250,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	256,711
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	392,487
115,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	116,016
500,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.000%, 11/15/2021	481,660
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	239,292
440,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	448,603
	TOTAL	5,376,448
	Utility - Natural Gas—1.5%
250,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.000%, 6/15/2027	242,513
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	297,003
535,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	547,415
500,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	486,190
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	301,741
	TOTAL	1,874,862
	Utility - Natural Gas Distributor—0.4%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	524,169
	TOTAL CORPORATE BONDS (IDENTIFIED COST $122,924,684)	122,450,586
	U.S. TREASURY—1.0%
	U.S. Treasury Notes—1.0%
1,250,000	United States Treasury Note, 2.625%, 6/30/2023 (IDENTIFIED COST $1,252,290)	1,259,637
	INVESTMENT COMPANY—1.8%
2,339,802	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[3] (IDENTIFIED COST $2,340,035)	2,340,270
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $126,517,009)	126,050,493
	OTHER ASSETS AND LIABILITIES - NET—0.9%[4]	1,117,852
	TOTAL NET ASSETS—100%	$127,168,345
8

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2018	2,425,813
Purchases/Additions	38,510,985
Sales/Reductions	(38,596,996)
Balance of Shares Held 1/31/2019	2,339,802
Value	$2,340,270
Change in Unrealized Appreciation/Depreciation	$(8)
Net Realized Gain/(Loss)	$513
Dividend Income	$37,103
At January 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
5U.S. Treasury Note 10-Year Long Futures	21	$2,571,844	March 2019	$17,670
5U.S. Treasury Long Bond Short Futures	19	$2,787,063	March 2019	$(138,833)
5U.S. Treasury Bond Ultra Short Futures	7	$1,127,875	March 2019	$(62,775)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(183,938)
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,321,809 and $5,275,934, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
9

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
10

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$122,188,880	$261,706	$122,450,586
U.S. Treasury	—	1,259,637	—	1,259,637
Investment Company	2,340,270	—	—	2,340,270
TOTAL SECURITIES	$2,340,270	$123,448,517	$261,706	$126,050,493
Other Financial Instruments[1]
Assets	$17,670	$—	$—	$17,670
Liabilities	(201,608)	—	—	(201,608)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(183,938)	$—	$—	$(183,938)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
11

Federated Short-Term Income Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation—0.1%
$2,264		FHLMC ARM, 2.378%, 10/1/2030	$2,254
331,791		FHLMC ARM, 3.737%, 3/1/2033	346,284
4,250		FHLMC ARM, 5.328%, 11/1/2030	4,489
4,529		FHLMC ARM, 5.750%, 4/1/2030	4,619
		TOTAL	357,646
		Federal National Mortgage Association—0.1%
471,216		FNMA ARM, 2.268%, 8/1/2033	466,761
227,315		FNMA ARM, 2.813%, 5/1/2034	230,422
139,163		FNMA ARM, 2.839%, 4/1/2028	140,599
135,994		FNMA ARM, 2.935%, 10/1/2027	137,448
299,370		FNMA ARM, 3.557%, 5/1/2040	304,272
108,120		FNMA ARM, 3.557%, 5/1/2040	109,908
		TOTAL	1,389,410
		Government National Mortgage Association—0.0%
2,824		GNMA ARM, 3.375%, 1/20/2022	2,844
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,745,189)	1,749,900
		ASSET-BACKED SECURITIES—42.1%
		Auto Receivables—19.6%
3,000,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	2,973,921
2,000,000	[1]	Ally Master Owner Trust 2018-3, Class A, 2.828% (1-month USLIBOR +0.320%), 7/15/2022	2,000,868
7,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.590%, 2/8/2022	7,035,489
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,003,932
7,262,895	[1]	AmeriCredit Automobile Receivables Trust 2018-1, Class A2B, 2.743% (1-month USLIBOR +0.230%), 7/19/2021	7,261,387
6,000,000		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	6,003,837
5,000,000		AmeriCredit Automobile Receivables Trust 2018-1, Class B, 3.260%, 1/18/2024	5,035,614
4,500,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.828% (1-month USLIBOR +0.320%), 5/15/2023	4,505,092
3,000,000		BMW Vehicle Lease Trust 2016-2, Class A4, 1.570%, 2/20/2020	2,993,594
5,000,000		BMW Vehicle Lease Trust 2018-1, Class A4, 3.360%, 3/21/2022	5,047,516
5,000,000		BMW Vehicle Owner Trust 2018-A, Class A3, 2.350%, 4/25/2022	4,972,726
7,486,994		California Republic Auto Receivables Trust 2016-1, Class A4, 2.240%, 10/15/2021	7,456,741
3,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	2,965,861
2,000,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	1,988,740
2,000,000		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	2,002,904
3,250,000		Canadian Pacer Auto Receivable 2018-2A, Class B, 3.630%, 1/19/2024	3,305,595
4,000,000		Chesapeake Funding II LLC 2017-2A, Class D, 3.710%, 5/15/2029	4,021,206
2,100,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	2,061,708
2,300,000		Chesapeake Funding II LLC 2018-1A, Class C, 3.570%, 4/15/2030	2,314,107
2,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	2,031,939
1,081,426	[1]	Chesapeake Funding LLC 2016 1A, Class A2, 3.658% (1-month USLIBOR +1.150%), 3/15/2028	1,083,733
1,000,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	989,730
1,000,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	991,470
1,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	994,092
2,749,701		Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.190%, 7/15/2022	2,750,592
2,923,184		Drive Auto Receivables Trust 2017-AA, Class C, 2.980%, 1/18/2022	2,922,201

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$1,991,351		Drive Auto Receivables Trust 2018-2, Class A2, 2.640%, 9/15/2020	$1,991,366
4,000,000		Drive Auto Receivables Trust 2018-3, Class B, 3.370%, 9/15/2022	4,007,316
2,783,790		Drive Auto Receivables Trust 2018-4, Class A2A, 2.780%, 10/15/2020	2,782,365
7,400,000		Drive Auto Receivables Trust 2019-1, Class A3, 3.180%, 10/17/2022	7,407,551
1,785,772		Enterprise Fleet Financing LLC 2015-2, Class A3, 2.090%, 2/22/2021	1,784,491
367,415		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.740%, 2/22/2022	366,394
3,000,000		Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.140%, 2/20/2024	3,002,568
3,695,368		Fifth Third Auto Trust 2015-1, Class A4, 1.790%, 8/15/2022	3,684,312
10,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	10,084,644
2,152,982	[1]	GM Financial Automobile Leasing Trust 2018-1, Class A2B, 2.670% (1-month USLIBOR +0.200%), 4/20/2020	2,151,907
364,041		GM Financial Automobile Leasing Trust 2016-2, Class A4, 1.760%, 3/20/2020	363,850
2,500,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class C, 2.450%, 7/17/2023	2,473,159
2,900,000		GM Financial Securitized Term 2018-1, Class C, 2.770%, 7/17/2023	2,885,577
6,000,000		GM Financial Securitized Term 2019-1, Class A2, 2.990%, 3/16/2022	6,006,312
9,025,000		General Motors 2016-1, Class C, 2.850%, 5/17/2021	9,009,312
3,000,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,056,017
1,500,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.710%, 3/15/2024	1,480,605
9,000,000		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	9,004,902
3,750,000		Huntington Auto Trust 2016-1, Class D, 2.960%, 8/15/2023	3,706,711
4,205,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.390%, 5/17/2021	4,186,791
2,000,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.460%, 7/15/2022	1,985,601
4,800,000		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	4,812,099
9,600,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.010%, 1/17/2023	9,541,719
2,200,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.510%, 10/16/2023	2,189,976
4,000,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,011,143
4,000,000	[1]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 3.208% (1-month USLIBOR +0.700%), 5/17/2021	4,004,703
3,150,000	[1]	Motor PLC 2017-1A, Class A1, 3.040% (1-month USLIBOR +0.530%), 9/25/2024	3,143,443
7,000,000	[1]	Navistar Financial Dealer Note 2017-1, Class A, 3.290% (1-month USLIBOR +0.780%), 6/27/2022	7,006,540
2,000,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class B, 3.310% (1-month USLIBOR +0.800%), 9/25/2023	2,003,187
2,250,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class C, 3.560% (1-month USLIBOR +1.050%), 9/25/2023	2,256,013
2,341,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class D, 4.060% (1-month USLIBOR +1.550%), 9/25/2023	2,357,924
4,350,000	[1]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A1, 4.208% (1-month USLIBOR +1.700%), 4/15/2021	4,360,954
2,000,000		Nextgear Floorplan Master Owner Trust 2016-1A, Class A2, 2.740%, 4/15/2021	1,998,715
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 3.358% (1-month USLIBOR +0.850%), 4/18/2022	5,019,846
4,000,000	[1]	Nextgear Floorplan Master Owner Trust 2018-2A, Class A1, 3.108% (1-month USLIBOR +0.600%), 10/16/2023	4,003,653
1,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	1,002,556
2,600,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	2,602,444
4,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	3,987,343
2,000,000		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	1,986,168
3,000,000		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.040%, 4/26/2021	2,973,000
6,200,000	[1]	Securitized Term Auto Receivables Trust 2018-2A, Class A2B, 2.720% (1-month USLIBOR +0.210%), 2/25/2021	6,187,915
986,786		Toyota Auto Receivables Owner Trust 2015-B, Class A4, 1.740%, 9/15/2020	985,311
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	1,970,859
4,000,000		World Omni Auto Receivables Trust 2018-C, Class A2, 2.800%, 1/18/2022	3,999,841
4,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.850%, 1/15/2022	3,985,492
6,000,000		World Omni Automobile Lease Securitization Trust 2017-A, Class B, 2.480%, 8/15/2022	5,953,110
4,000,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	4,013,079
		TOTAL	268,493,379

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—15.2%
$5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 3.008% (1-month USLIBOR +0.500%), 12/15/2021	$5,004,331
6,250,000		American Express Credit Account Master Trust 2017-6, Class B, 2.200%, 5/15/2023	6,165,107
9,914,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 3.058% (1-month USLIBOR +0.550%), 12/15/2025	9,929,505
3,000,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 3.078% (1-month USLIBOR +0.570%), 2/17/2026	3,006,229
13,000,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	13,149,816
5,000,000	[1]	Bank of America Credit Card 2016-A1, Class A, 2.898% (1-month USLIBOR +0.390%), 10/15/2021	5,002,813
5,000,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.950%, 8/15/2022	4,958,578
1,000,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 2.808% (1-month USLIBOR +0.300%), 5/15/2023	1,000,138
10,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 2.838% (1-month USLIBOR +0.330%), 7/15/2024	9,974,454
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 3.138% (1-month USLIBOR +0.630%), 2/15/2024	8,044,714
2,200,000	[1]	Cards II Trust 2017-2A, Class A, 2.768% (1-month USLIBOR +0.260%), 10/17/2022	2,197,411
6,700,000	[1]	Cards II Trust 2018-1A, Class A, 2.858% (1-month USLIBOR +0.350%), 4/17/2023	6,696,589
4,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 2.708% (1-month USLIBOR +0.200%), 4/17/2023	3,997,127
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 2.836% (1-month USLIBOR +0.330%), 1/20/2025	6,977,363
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 2.852% (1-month USLIBOR +0.340%), 6/7/2025	6,976,825
5,000,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.868% (1-month USLIBOR +0.360%), 4/15/2025	4,996,388
4,000,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 2.898% (1-month USLIBOR +0.390%), 3/15/2026	3,963,598
3,000,000		Evergreen Credit Card Trust Series 2018-1, Class A, 2.950%, 3/15/2023	3,000,558
3,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 2.858% (1-month USLIBOR +0.350%), 7/15/2022	3,000,653
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	5,002,336
4,000,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	4,007,833
5,000,000	[1]	First National Master Note Trust 2017-1, Class A, 2.908% (1-month USLIBOR +0.400%), 4/18/2022	5,001,214
6,000,000	[1]	First National Master Note Trust 2018-1, Class A, 2.968% (1-month USLIBOR +0.460%), 10/15/2024	5,981,101
8,000,000	[1]	Golden Credit Card Trust 2014-2A, Class A, 2.958% (1-month USLIBOR +0.450%), 3/15/2021	8,002,028
3,250,000		Golden Credit Card Trust 2016-5A, Class A, 1.600%, 9/15/2021	3,224,315
8,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.980%, 4/15/2022	7,912,830
7,700,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 3.028% (1-month USLIBOR +0.520%), 7/15/2024	7,685,430
2,850,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	2,833,828
5,000,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 2.908% (1-month USLIBOR +0.400%), 7/15/2022	4,988,023
5,000,000		Master Credit Card Trust 2017-1A, Class C, 3.060%, 7/21/2021	4,984,801
6,000,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.996% (1-month USLIBOR +0.490%), 7/21/2024	5,993,086
2,000,000	[1]	Master Credit Card Trust 2018-3A, Class A, 2.846% (1-month USLIBOR +0.340%), 1/21/2022	2,000,595
5,000,000	[1]	Master Credit Card Trust 2019-1A, Class A, 3.104% (1-month USLIBOR +0.480%), 7/21/2022	5,002,020
6,000,000	[1]	Penarth Master Issuer 2018-2A, Class A1, 2.963% (1-month USLIBOR +0.450%), 9/18/2022	5,976,018
1,500,000	[1]	Trillium Credit Card Trust II 2018-1A, Class A, 2.751% (1-month USLIBOR +0.250%), 2/27/2023	1,499,687
10,000,000	[1]	Trillium Credit Card Trust II 2018-2A, Class A, 2.851% (1-month USLIBOR +0.350%), 9/26/2023	9,993,484
2,174,000		Trillium Credit Card Trust II 2019-1A, Class B, 3.522%, 1/26/2024	2,174,000
6,305,000		Trillium Credit Card Trust II 2019-1A, Class C, 3.915%, 1/26/2024	6,305,000
2,064,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.520%, 1/26/2024	2,064,000
		TOTAL	208,673,826
		Equipment Lease—2.1%
1,541,333		CLI Funding LLC 2013-1A, Class Note, 2.830%, 3/18/2028	1,512,152
4,000,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	4,020,545
1,750,000		Dell Equipment Finance Trust 2016-1, Class D, 3.240%, 7/22/2022	1,750,031
510,000		Dell Equipment Finance Trust 2017-1, Class D, 3.440%, 4/24/2023	508,222
5,000,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	5,023,153
1,000,000		Great American Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	991,801
2,700,000		Great American Leasing Receivables 2018-1, Class C, 3.140%, 6/16/2025	2,690,090
5,227,744		MMAF Equipment Finance LLC 2018-A, Class A2, 2.920%, 7/12/2021	5,228,443

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$2,500,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 3.008% (1-month USLIBOR +0.500%), 11/15/2022	$2,506,384
4,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 3.028% (1-month USLIBOR +0.520%), 7/17/2023	4,007,660
		TOTAL	28,238,481
		Home Equity Loan—0.1%
331,937	[1]	Carrington Mortgage Loan Trust, Class A3, 2.690% (1-month USLIBOR +0.180%), 2/25/2036	331,084
9,780	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 2.988% (1-month USLIBOR +0.480%), 1/15/2028	8,221
2,117,771		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	536,991
91,225	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.530% (1-month USLIBOR +1.020%), 11/25/2034	88,727
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	21,165
594	[1]	Quest Trust 2004—X1, Class A, 3.170% (1-month USLIBOR +0.660%), 3/25/2034	594
		TOTAL	986,782
		Other—5.0%
698,649	[1]	Bank of America Student Loan Trust 2010-1A, Class A, 3.570% (3-month USLIBOR +0.800%), 2/25/2043	702,075
1,538,581	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 3.190% (1-month USLIBOR +0.680%), 10/25/2035	1,541,246
1,014,563	[1]	Navient Student Loan Trust 2018-1A, Class A1, 2.700% (1-month USLIBOR +0.190%), 3/25/2067	1,014,033
3,170,847		Navient Student Loan Trust 2018-A, Class A1, 2.530%, 2/18/2042	3,155,437
3,324,683	[1]	Navient Student Loan Trust 2018-BA, Class A1, 2.858% (1-month USLIBOR +0.350%), 12/15/2059	3,326,776
186,877	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 3.620% (3-month USLIBOR +0.850%), 10/25/2025	186,946
5,000,000		PFS Financing Corp. 2016-BA, Class B, 2.280%, 10/15/2021	4,947,047
1,500,000	[1]	PFS Financing Corp. 2017-AA, Class A, 3.088% (1-month USLIBOR +0.580%), 3/15/2021	1,499,654
1,500,000	[1]	PFS Financing Corp. 2017-AA, Class B, 3.458% (1-month USLIBOR +0.950%), 3/15/2021	1,499,092
2,900,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.908% (1-month USLIBOR +0.400%), 2/15/2022	2,898,572
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	3,987,205
4,250,000		PFS Financing Corp. 2018-F, Class B, 3.770%, 10/16/2023	4,309,372
3,000,000		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	3,029,414
796,252	[1]	SLM Student Loan Trust 2011-2, Class A1, 3.110% (1-month USLIBOR +0.600%), 11/25/2027	799,887
4,055,000		SLM Student Loan Trust 2013-B, Class B, 3.000%, 5/16/2044	4,054,493
2,459,464	[1]	SLM Student Loan Trust 2013-C, Class A2B, 3.908% (1-month USLIBOR +1.400%), 10/15/2031	2,467,063
882,389	[1]	SLM Student Loan Trust 2014-A, Class A2B, 3.658% (1-month USLIBOR +1.150%), 1/15/2026	884,266
3,148,383	[1]	SMB Private Education Loan Trust 2018-C, Class A1, 2.808% (1-month USLIBOR +0.300%), 9/15/2025	3,147,771
1,046,272	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 3.210% (1-month USLIBOR +0.700%), 3/26/2040	1,051,661
1,702,807	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 3.010% (1-month USLIBOR +0.500%), 11/26/2040	1,707,190
2,822,793		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.050%, 1/25/2041	2,805,902
991,736	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 2.856% (1-month USLIBOR +0.350%), 2/25/2042	990,566
1,755,256		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	1,755,733
4,000,000		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	4,006,762
1,316,292		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,315,864
616,806		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	615,645
2,320,020		Sofi Consumer Loan Program Trust 2018-1, Class A1, 2.550%, 2/25/2027	2,309,791
2,188,938	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 3.260% (1-month USLIBOR +0.750%), 9/25/2056	2,179,498
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,065,131
		TOTAL	68,254,092
		Rate Reduction Bond—0.1%
1,440,264		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	1,499,671
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $578,188,780)	576,146,231
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.3%
		Commercial Mortgage—4.0%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 3.758% (1-month USLIBOR +1.250%), 7/15/2035	4,987,613
5,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.908% (1-month USLIBOR +1.400%), 11/15/2036	4,981,189

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$4,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 3.533% (1-month USLIBOR +1.030%), 11/19/2035	$3,968,918
5,200,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 3.853% (1-month USLIBOR +1.350%), 11/19/2035	5,170,850
1,457,863		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	1,437,128
292,805		GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	293,747
8,600,000	[1]	GS Mortgage Securities Trust 2014-GC24, Class B, 3.708% (1-month USLIBOR +1.200%), 11/15/2035	8,562,243
3,000,000	[1]	GS Mortgage Securities Trust 2018-FBLU, Class A, 3.457% (1-month USLIBOR +0.950%), 11/15/2035	2,994,412
4,993,554	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 3.308% (1-month USLIBOR +0.790%), 4/10/2046	4,993,988
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 3.707% (1-month USLIBOR +1.200%), 6/15/2045	5,057,064
12,800,000	[1]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 3.557% (1-month USLIBOR +1.050%), 7/15/2046	12,847,444
		TOTAL	55,294,596
		Federal Home Loan Mortgage Corporation—0.1%
70		Federal Home Loan Mortgage Corp. REMIC, Series 141, Class D, 5.000%, 5/15/2021	70
1,768		Federal Home Loan Mortgage Corp. REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	1,806
11,420		Federal Home Loan Mortgage Corp. REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	12,265
38,219		Federal Home Loan Mortgage Corp. REMIC, Series 2647, Class A, 3.250%, 4/15/2032	38,548
34,910		Federal Home Loan Mortgage Corp. REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	35,293
29,588		Federal Home Loan Mortgage Corp. REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	30,714
753,709	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3117, Class FE, 2.808% (1-month USLIBOR +0.300%), 2/15/2036	751,426
89,920	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 2.968% (1-month USLIBOR +0.460%), 2/15/2034	90,262
249,438	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 2.908% (1-month USLIBOR +0.400%), 7/15/2036	249,389
115,969	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 3.258% (1-month USLIBOR +0.750%), 7/15/2036	117,498
384,835	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 3.418% (1-month USLIBOR +0.910%), 7/15/2037	391,091
189,655	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KGRP, Class A, 2.882% (1-month USLIBOR +0.380%), 4/25/2020	189,703
107,705		Federal Home Loan Mortgage Corp. REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	123,101
		TOTAL	2,031,166
		Federal National Mortgage Association—0.4%
16,232	[1]	Federal National Mortgage Association, Class FB, 3.010% (1-month USLIBOR +0.500%), 8/25/2039	16,284
3,507		Federal National Mortgage Association REMIC, Series 1990-28, Class X, 9.000%, 3/25/2020	3,563
410		Federal National Mortgage Association REMIC, Series 1991-141, Class PZ, 8.000%, 10/25/2021	426
8,668		Federal National Mortgage Association REMIC, Series 1992-162, Class D, 7.000%, 9/25/2022	9,008
9,774	[1]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year CMT +48.285%), Maximum Rate 9.749%, 7/25/2023	10,441
837	[1]	Federal National Mortgage Association REMIC, Series 1993-179, Class FO, 4.000% (3-month CMT +0.700%), 10/25/2023	850
3,543		Federal National Mortgage Association REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	3,674
98,797		Federal National Mortgage Association REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	105,268
46,753	[1]	Federal National Mortgage Association REMIC, Series 2002-52, Class FG, 3.010% (1-month USLIBOR +0.500%), 9/25/2032	47,078
10,226		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	10,371
5,504		Federal National Mortgage Association REMIC, Series 2003-49, Class JE, 3.000%, 4/25/2033	5,478
202,402	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 2.940% (1-month USLIBOR +0.430%), 6/25/2036	202,926
896,931	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 2.960% (1-month USLIBOR +0.450%), 7/25/2037	899,457
125,846	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 3.510% (1-month USLIBOR +1.000%), 6/25/2037	129,208
36,621	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 3.310% (1-month USLIBOR +0.800%), 5/25/2039	36,825
273,132	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 3.360% (1-month USLIBOR +0.850%), 4/25/2037	278,119
412,790	[1]	Federal National Mortgage Association REMIC, Series 2010-74, Class AF, 3.050% (1-month USLIBOR +0.540%), 7/25/2037	415,204
772,628	[1]	Federal National Mortgage Association REMIC, Series 2011-17, Class FP, 2.960% (1-month USLIBOR +0.450%), 3/25/2041	773,340
2,828,313	[1]	Federal National Mortgage Association REMIC, Series 2012-1, Class PF, 2.910% (1-month USLIBOR +0.400%), 2/25/2042	2,828,159
350		Federal National Mortgage Association REMIC, Series G92-44, Class ZQ, 8.000%, 7/25/2022	366
8,458		Federal National Mortgage Association REMIC, Series G92-54, Class ZQ, 7.500%, 9/25/2022	8,752
		TOTAL	5,784,797

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government Agency—0.1%
$834,304		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	$820,156
363,662	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 2.970% (1-month USLIBOR +0.450%), 1/8/2020	363,475
		TOTAL	1,183,631
		Government National Mortgage Association—0.7%
4,202,007	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 2.886% (1-month USLIBOR +0.540%), 7/20/2063	4,212,690
5,070,511	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 2.896% (1-month USLIBOR +0.550%), 7/20/2063	5,083,577
		TOTAL	9,296,267
		Non-Agency Mortgage—4.0%
6,167		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.532%, 3/25/2033	6,180
8,471		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	8,714
9,720,560	[1]	Gosforth Funding PLC 2018-1A, Class A1, 3.139% (3-month USLIBOR +0.450%), 8/25/2060	9,683,787
3,400,000	[1]	Holmes Master Issuer PLC 2018-1A, Class A2, 3.147% (3-month USLIBOR +0.360%), 10/15/2054	3,390,432
6,500,000	[1]	Holmes Master Issuer PLC 2018-2A, Class A2, 3.207% (3-month USLIBOR +0.420%), 10/15/2054	6,478,088
4,920,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 3.096% (3-month USLIBOR +0.420%), 12/22/2069	4,902,559
4,700,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 2.843% (3-month USLIBOR +0.420%), 12/22/2069	4,680,396
5,000,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 3.167% (3-month USLIBOR +0.380%), 7/15/2058	4,982,995
170,069		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.261%, 9/25/2034	164,272
2,723,827		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,561,767
1,196,651		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,125,416
2,156,179		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,028,012
3,570,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 3.311% (3-month USLIBOR +0.550%), 1/21/2070	3,563,456
9,680,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 3.165% (3-month USLIBOR +0.390%), 1/21/2070	9,601,205
103,966		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	110,771
418,623	[1]	Washington Mutual 2006-AR15, Class 1A, 3.092% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	370,344
462,593	[1]	Washington Mutual 2006-AR17, Class 1A, 2.976% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	427,481
37,441		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 4.766%, 7/25/2034	36,457
		TOTAL	54,122,332
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $128,238,458)	127,712,789
		CORPORATE BONDS—32.8%
		Basic Industry - Chemicals—0.4%
5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.200%, 5/1/2020	4,970,007
		Capital Goods - Aerospace & Defense—0.2%
2,685,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.080%, 10/15/2020	2,653,133
		Capital Goods - Construction Machinery—0.1%
2,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	2,017,500
		Capital Goods - Diversified Manufacturing—0.2%
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	2,918,382
		Communications - Cable & Satellite—0.6%
4,170,000	[1]	Comcast Corp., Sr. Unsecd. Note, 3.417% (3-month USLIBOR +0.630%), 4/15/2024	4,114,170
3,570,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 10/1/2021	3,614,011
		TOTAL	7,728,181
		Communications - Media & Entertainment—0.2%
1,330,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.200%, 9/20/2019	1,320,599
870,000		Fox Corp, Sr. Unsecd. Note, 144A, 3.666%, 1/25/2022	880,288
		TOTAL	2,200,887
		Communications - Telecom Wireless—0.7%
10,000,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 3.768% (3-month USLIBOR +0.990%), 1/16/2024	9,894,616

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—0.5%
$4,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 3.955% (3-month USLIBOR +1.180%), 6/12/2024	$3,963,145
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.558% (3-month USLIBOR +0.770%), 6/17/2019	3,007,756
		TOTAL	6,970,901
		Consumer Cyclical - Automotive—3.4%
1,910,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 3.048% (3-month USLIBOR +0.260%), 6/16/2020	1,909,604
4,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.828% (3-month USLIBOR +0.210%), 2/12/2021	3,970,571
1,820,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 1.500%, 7/5/2019	1,810,375
2,650,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.111% (3-month USLIBOR +0.530%), 5/5/2020	2,642,762
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.126% (3-month USLIBOR +0.450%), 2/22/2021	1,984,738
5,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.796% (3-month USLIBOR +1.000%), 1/9/2020	4,980,342
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 5/9/2019	4,995,540
3,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.650%, 4/13/2020	2,977,270
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.346% (3-month USLIBOR +1.550%), 1/14/2022	3,582,090
3,000,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.150%, 9/28/2020	2,936,717
5,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 3.419% (3-month USLIBOR +0.630%), 9/21/2021	4,937,643
3,000,000		Toyota Motor Corp., Sr. Unsecd. Note, 3.183%, 7/20/2021	3,023,315
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.050%, 1/8/2021	1,511,153
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.488% (3-month USLIBOR +0.690%), 1/11/2022	5,031,374
		TOTAL	46,293,494
		Consumer Cyclical - Retailers—1.3%
1,430,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	1,393,071
1,335,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.279% (3-month USLIBOR +0.500%), 12/13/2019	1,334,735
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,916,483
2,020,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 3.487% (3-month USLIBOR +0.720%), 3/9/2021	2,022,975
4,460,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 3.473% (3-month USLIBOR +0.700%), 4/17/2020	4,444,082
4,000,000		Home Depot, Inc., Sr. Unsecd. Note, 1.800%, 6/5/2020	3,952,689
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 3/1/2022	1,016,358
		TOTAL	18,080,393
		Consumer Cyclical - Services—0.4%
1,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.900%, 8/21/2020	1,485,215
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,875,617
1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,779,314
		TOTAL	5,140,146
		Consumer Non-Cyclical - Food/Beverage—3.1%
1,500,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	1,531,277
2,875,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 3.209% (3-month USLIBOR +0.700%), 11/15/2021	2,865,810
3,530,000		Danone SA, Sr. Unsecd. Note, 144A, 1.691%, 10/30/2019	3,494,033
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.783% (3-month USLIBOR +1.010%), 10/17/2023	1,383,266
4,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.021% (3-month USLIBOR +0.420%), 8/9/2019	3,997,806
1,000,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	1,001,234
6,180,000		Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 3.551%, 5/25/2021	6,210,089
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	5,856,917
1,280,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.450%, 7/15/2019	1,271,151
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 3.061% (3-month USLIBOR +0.520%), 2/1/2019	8,000,000
2,060,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.700%, 1/31/2020	2,035,536
5,000,000		Tyson Foods, Inc., 2.650%, 8/15/2019	4,991,348
		TOTAL	42,638,467
		Consumer Non-Cyclical - Health Care—0.3%
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.768% (3-month USLIBOR +1.030%), 6/6/2022	4,429,622

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—1.9%
$6,000,000		Abbott Laboratories, Sr. Unsecd. Note, 2.900%, 11/30/2021	$5,999,037
5,000,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 3.387% (3-month USLIBOR +0.620%), 6/10/2022	4,942,596
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.798% (3-month USLIBOR +1.010%), 12/15/2023	4,447,675
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,381,222
1,400,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.850%, 9/20/2019	1,392,512
2,500,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 3.008% (3-month USLIBOR +0.270%), 3/1/2019	2,500,447
2,940,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 1.700%, 7/19/2019	2,921,635
		TOTAL	25,585,124
		Energy - Integrated—0.7%
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 3.579% (3-month USLIBOR +0.950%), 5/16/2021	5,076,792
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,202,843
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,805,323
		TOTAL	10,084,958
		Energy - Midstream—0.7%
4,200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	4,257,180
6,000,000	[1]	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.067% (3-month USLIBOR +1.280%), 1/15/2023	5,984,081
		TOTAL	10,241,261
		Energy - Oil Field Services—0.2%
2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,399,592
		Financial Institution - Banking—9.2%
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.750%, 11/15/2019	1,991,359
1,400,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	1,400,277
5,000,000	[1]	Aust & NZ Banking Group, Unsecd. Note, 144A, 3.100% (3-month USLIBOR +0.460%), 5/17/2021	5,000,988
4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 3.779% (3-month USLIBOR +1.000%), 4/24/2023	4,011,142
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 3.152% (3-month USLIBOR +0.380%), 1/23/2022	1,984,633
2,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 2.956% (3-month USLIBOR +0.250%), 8/28/2020	2,000,571
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series G, 2.150%, 2/24/2020	3,974,071
2,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	2,010,803
3,000,000		Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.350%, 1/31/2020	2,981,801
3,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.968% (3-month USLIBOR +0.350%), 2/12/2021	3,000,120
1,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.695% (3-month USLIBOR +0.930%), 6/7/2019	1,002,825
2,830,000	[1]	Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 3.278% (3-month USLIBOR +0.540%), 3/2/2020	2,830,639
4,170,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, 3.501% (3-month USLIBOR +0.730%), 6/11/2021	4,127,827
2,780,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 3.411% (3-month USLIBOR +0.590%), 9/27/2019	2,788,053
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.426% (3-month USLIBOR +0.750%), 2/23/2023	1,978,401
5,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.524% (3-month USLIBOR +0.780%), 10/31/2022	4,957,190
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 3.640% (3-month USLIBOR +1.000%), 5/18/2024	9,921,003
3,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.317% (3-month USLIBOR +0.550%), 3/9/2021	3,005,602
2,000,000	[1]	JPMorgan Chase Bank, N.A., Series BKNT, 2.940% (Secured Overnight Financing Rate +0.550%), 10/19/2020	2,000,080
2,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.968% (3-month USLIBOR +0.230%), 9/1/2020	2,000,794
4,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.026% (3-month USLIBOR +0.290%), 2/1/2021	3,996,453
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 3.250% (3-month USLIBOR +0.610%), 5/18/2022	2,978,222
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.378% (3-month USLIBOR +0.640%), 12/1/2021	1,482,227
6,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.168% (3-month USLIBOR +0.550%), 2/10/2021	6,002,156
750,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.000%, 5/19/2020	742,152
3,000,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.500%, 1/22/2021	2,972,483
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,819,344
4,630,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	4,672,290
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 3.466% (3-month USLIBOR +0.730%), 2/1/2022	4,022,151

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,180,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	$2,131,597
2,935,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.590%, 1/29/2021	2,922,108
3,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 3.327% (3-month USLIBOR +0.590%), 8/2/2022	2,974,580
6,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 3.201% (3-month USLIBOR +0.430%), 6/11/2021	6,007,778
9,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.935% (3-month USLIBOR +0.290%), 5/21/2021	8,971,154
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.244% (3-month USLIBOR +0.480%), 10/28/2019	2,005,645
3,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.600%, 1/15/2021	2,977,325
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.870% (Secured Overnight Financing Rate +0.480%), 3/25/2020	2,994,546
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.097% (3-month USLIBOR +0.310%), 1/15/2021	2,994,965
		TOTAL	125,635,355
		Financial Institution - Broker/Asset Mgr/Exchange—0.4%
5,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.166% (3-month USLIBOR +0.430%), 11/1/2021	5,009,226
		Financial Institution - Finance Companies—0.1%
1,820,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	1,842,530
		Financial Institution - Insurance - Health—0.2%
2,360,000	[1]	Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 3.438% (3-month USLIBOR +0.650%), 9/17/2021	2,346,607
		Financial Institution - Insurance - Life—1.8%
2,000,000		MET Life Global Funding I, 144A, 1.750%, 9/19/2019	1,986,452
2,380,000	[1]	MET Life Global Funding I, Sec. Fac. Bond, 144A, 2.960% (Secured Overnight Financing Rate +0.570%), 9/7/2020	2,376,375
1,190,000		MET Life Global Funding I, Sec. Fac. Bond, 144A, 3.375%, 1/11/2022	1,196,969
2,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 1.950%, 9/22/2020	1,967,808
4,000,000		Met Life Real Estate Investments, Sec. Fac. Bond, 144A, 3.450%, 10/9/2021	4,026,533
3,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.000%, 4/9/2020	2,977,601
3,750,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	3,757,280
3,750,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.957% (3-month USLIBOR +0.160%), 10/1/2020	3,751,715
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 3.287% (3-month USLIBOR +0.520%), 6/10/2022	2,987,286
		TOTAL	25,028,019
		Financial Institution - Insurance - P&C—0.1%
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 3.697% (3-month USLIBOR +0.910%), 7/15/2027	836,162
		Other—0.0%
124,342	[1,2]	Carlyle Global Market Strategies, 4.778% (3-month USLIBOR +2.000%), 7/15/2019	124,342
		Technology—2.8%
7,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 2.892% (3-month USLIBOR +0.300%), 5/6/2019	7,005,377
5,000,000		Automatic Data Processing, Inc., 2.250%, 9/15/2020	4,968,397
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 3.238% (3-month USLIBOR +0.500%), 3/1/2019	6,653,388
3,590,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 3.480%, 6/1/2019	3,591,505
4,545,000	[1]	Equifax, Inc., Sr. Unsecd. Note, Series FRN, 3.486% (3-month USLIBOR +0.870%), 8/15/2021	4,524,055
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,525,077
5,000,000		IBM Credit Corp., Sr. Unsecd. Note, 3.600%, 11/30/2021	5,072,341
1,500,000		Keysight Technologies, Inc., 3.300%, 10/30/2019	1,498,842
3,350,000		Molex Electronics Technologies LLC, Sr. Unsecd. Note, 144A, 2.878%, 4/15/2020	3,331,178
		TOTAL	39,170,160
		Transportation - Railroads—0.1%
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.800%, 2/1/2020	1,285,782
		Transportation - Services—0.4%
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	2,869,699
820,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	825,191
1,925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	1,930,399
		TOTAL	5,625,289

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—2.3%
$1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	$1,448,043
3,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	2,964,905
1,500,000		Berkshire Hathaway Energy Co., 2.400%, 2/1/2020	1,493,929
2,000,000		Consolidated Edison Co., Sr. Unsecd. Note, Series A, 2.000%, 3/15/2020	1,978,303
5,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 3.221% (3-month USLIBOR +0.400%), 6/25/2021	4,992,526
775,000		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.100%, 12/15/2019	772,626
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	2,984,195
525,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 3.471% (3-month USLIBOR +0.650%), 3/27/2020	524,800
710,000		National Rural Utilities Cooperative Finance Corp., 1.650%, 2/8/2019	709,928
2,100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.500%, 11/1/2019	2,076,823
1,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	1,898,496
2,190,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.300%, 4/1/2019	2,188,468
1,130,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	1,134,998
1,850,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.600%, 11/15/2019	1,828,783
4,120,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	4,158,109
		TOTAL	31,154,932
		Utility - Natural Gas—0.5%
2,890,000	[1]	Sempra Energy, Sr. Unsecd. Note, 3.287% (3-month USLIBOR +0.500%), 1/15/2021	2,853,665
4,000,000	[1]	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.891% (3-month USLIBOR +0.275%), 11/15/2019	3,998,241
		TOTAL	6,851,906
		TOTAL CORPORATE BONDS (IDENTIFIED COST $450,939,457)	449,156,974
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
12		Federal Home Loan Mortgage Corp., Pool A01858, 8.500%, 7/1/2021	12
3,032		Federal Home Loan Mortgage Corp., Pool C90493, 6.500%, 11/1/2021	3,144
		TOTAL	3,156
		Federal National Mortgage Association—0.0%
43,108		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	48,796
		Government National Mortgage Association—0.0%
10,816		Government National Mortgage Association, Pool 354754, 7.500%, 2/15/2024	11,552
5,034		Government National Mortgage Association, Pool 423843, 8.500%, 8/15/2026	5,666
		TOTAL	17,218
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $64,730)	69,170
		FOREIGN GOVERNMENT/AGENCY—0.2%
		Sovereign—0.2%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,996,920)	2,922,690
		U.S. TREASURY—6.7%
		U.S. Treasury Notes—6.7%
10,000,000	[3]	United States Treasury Note, 1.625%, 6/30/2020	9,877,167
7,000,000		United States Treasury Note, 1.875%, 6/30/2020	6,938,626
75,000,000		United States Treasury Note, 2.625%, 5/15/2021	75,261,330
		TOTAL U.S. TREASURY (IDENTIFIED COST $91,908,425)	92,077,123

Principal Amount or Shares			Value
	[4]	COMMERCIAL PAPER—1.3%
		Consumer Cyclical - Automotive—0.4%
$6,000,000		Ford Motor Credit Co. LLC, 4.232%, 1/3/2020	$5,787,971
		Consumer Non-Cyclical - Food/Beverage—0.4%
6,000,000		Smithfield Foods, Inc., 3.398%, 4/8/2019	5,964,803
		Energy - Midstream—0.5%
6,000,000		Energy Transfer Partners LP, 3.359%, 2/6/2019	5,997,007
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $17,732,778)	17,749,781
		INVESTMENT COMPANIES—8.7%
1,820,541		Federated Bank Loan Core Fund	17,859,511
60,854,555		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[5]	60,866,726
3,234,006		Federated Mortgage Core Portfolio	31,208,154
810,618		Federated Project and Trade Finance Core Fund	7,336,093
334,557		High Yield Bond Portfolio	2,050,833
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $122,459,456)	119,321,317
		TOTAL INVESTMENT IN SECURITIES—101.3% (IDENTIFIED COST $1,394,274,193)	1,386,905,975
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[6]	(17,480,637)
		TOTAL NET ASSETS—100%	$1,369,425,338
At January 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[7]United States Treasury Note 2-Year Long Futures	300	$63,698,438	March 2019	$279,768
[7]United States Treasury Note 5-Year Long Futures	200	$22,971,875	March 2019	$311,058
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$590,826
The average notional value of long futures contracts held by the Fund throughout the period was $38,660,000. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
Affiliates	Balance of Shares Held 4/30/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Federated Bank Loan Core Fund	4,579,140	194,518	(2,953,117)	1,820,541	$17,859,511	$(624,670)	$(749,388)	$1,937,846
Federated Institutional Prime Value Obligations Fund, Institutional Shares	33,501,761	652,157,176	(624,804,382)	60,854,555	$60,866,726	$3,358	$8,188	$1,138,111
Federated Mortgage Core Portfolio	3,154,187	79,819	—	3,234,006	$31,208,154	$324,127	$—	$761,474
Federated Project and Trade Finance Core Fund	781,140	29,478	—	810,618	$7,336,093	$(8,488)	$—	$267,418
High Yield Bond Portfolio	319,034	15,523	—	334,557	$2,050,833	$(35,343)	$—	$96,221
TOTAL OF AFFILIATED TRANSACTIONS	42,335,262	652,476,514	(627,757,499)	67,054,277	$119,321,317	$(341,016)	$(741,200)	$4,201,070
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Event Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,749,900	$—	$1,749,900
Asset-Backed Securities	—	576,125,066	21,165	576,146,231
Collateralized Mortgage Obligations	—	127,712,789	—	127,712,789
Corporate Bonds	—	449,032,632	124,342	449,156,974
Mortgage-Backed Securities	—	69,170	—	69,170
Foreign Government/Agency	—	2,922,690	—	2,922,690
U.S. Treasury	—	92,077,123	—	92,077,123
Commercial Paper	—	17,749,781	—	17,749,781
Investment Companies[1]	60,866,726	—	—	119,321,317
TOTAL SECURITIES	$60,866,726	$1,267,439,151	$145,507	$1,386,905,975
Other Financial Instruments[2]
Assets	$590,826	$—	$—	$590,826
Liabilities	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$590,826	$—	$—	$590,826
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $58,454,591 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRN	—Floating Rate Note
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
14

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 25, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019